Related party transactions - Disclosure of ownership percentages of significant subsidiaries (Details) - Subsidiaries	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Bell Canada
Disclosure of transactions between related parties [line items]
OWNERSHIP PERCENTAGE	100.00%	100.00%
Bell Mobility
Disclosure of transactions between related parties [line items]
OWNERSHIP PERCENTAGE	100.00%	100.00%
Bell Media
Disclosure of transactions between related parties [line items]
OWNERSHIP PERCENTAGE	100.00%	100.00%